PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 4:	PROPERTY AND EQUIPMENT, NET

	December 31,
	2011	2012

Cost:
Computers and peripheral equipment	$17,330	$8,600
Office furniture and equipment	3,842	2,909
Motor vehicles	176	86
Leasehold improvements	1,275	1,581

	22,623	13,176
Accumulated depreciation:
Computers and peripheral equipment	16,466	7,279
Office furniture and equipment	3,038	2,261
Motor vehicles	140	86
Leasehold improvements	1,165	1,307

	20,809	10,933

Depreciated cost	$1,814	$2,243

Depreciation expense totaled $ 593, $ 755 and $ 903 for the years 2010, 2011 and 2012, respectively. As for pledges, see Note 9. In 2012 the Company disposed fully depreciated assets in the amount of $ 11,462.